Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	46
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$130,960,086.38	0.5999088	$118,950,299.23	0.5448937	$12,009,787.15
Total Securities	$130,960,086.38	0.1118075	$118,950,299.23	0.1015541	$12,009,787.15

Weighted Avg. Coupon (WAC)	4.71%		4.73%
Weighted Avg. Remaining Maturity (WARM)	20.38		19.57
Pool Receivables Balance	$160,052,761.54		$147,740,621.06
Remaining Number of Receivables	27,899		26,924

Adjusted Pool Balance	$157,077,140.28		$145,067,353.13

III. COLLECTIONS

Principal:
Principal Collections	$12,146,864.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$167,960.15
Total Principal Collections	$12,314,824.89

Interest:
Interest Collections	$622,128.83
Late Fees & Other Charges	$27,225.90
Interest on Repurchase Principal	$-
Total Interest Collections	$649,354.73

Collection Account Interest	$643.25
Reserve Account Interest	$359.36
Servicer Advances	$-

Total Collections	$12,965,182.23

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	46
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$12,965,182.23
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$12,965,182.23
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$133,377.30	$-	$133,377.30	$133,377.30
Collection Account Interest					$643.25
Late Fees & Other Charges					$27,225.90
Total due to Servicer					$161,246.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$177,887.45		$177,887.45

Total interest:		$177,887.45		$177,887.45	$177,887.45

Available Funds Remaining:					$12,626,048.33

3. Principal Distribution Amount:					$12,009,787.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,009,787.15
Class A Notes Total:		12,009,787.15		$12,009,787.15
Total Noteholders Principal				$12,009,787.15

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					616,261.18

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,975,621.26
Beginning Period Amount	$2,975,621.26
Current Period Amortization	$302,353.33
Ending Period Required Amount	$2,673,267.93
Ending Period Amount	$2,673,267.93
Next Distribution Date Required Amount	$2,389,041.23

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		16.63%	18.00%	18.00%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	46
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.37%	26,484	97.67%	$144,298,924.34
30 - 60 Days	1.33%	358	1.88%	$2,780,846.64
61 - 90 Days	0.23%	62	0.34%	$499,710.06
91 + Days	0.07%	20	0.11%	$161,140.02
		26,924		$147,740,621.06
Total
Delinquent Receivables 61 + days past due	0.30%	82	0.45%	$660,850.08
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	65	0.32%	$508,011.44
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	76	0.36%	$630,373.03
Three-Month Average Delinquency Ratio	0.27%		0.38%

Repossession in Current Period		11		$93,772.71
Repossession Inventory		27		$63,845.21

Charge-Offs
Gross Principal of Charge-Off for Current Period				$165,275.74
Recoveries				$(167,960.15)
Net Charge-offs for Current Period				$(2,684.41)

Beginning Pool Balance for Current Period				$160,052,761.54

Net Loss Ratio				-0.02%
Net Loss Ratio for 1st Preceding Collection Period				-0.39%
Net Loss Ratio for 2nd Preceding Collection Period				0.31%
Three-Month Average Net Loss Ratio for Current Period				-0.03%

Cumulative Net Losses for All Periods				$8,583,633.43
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$588,148.09
Number of Extensions				68

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